Stock-Based Compensation	9 Months Ended
Jun. 30, 2024
Stock-Based Compensation [Abstract]
Stock-based compensation

10.    Stock-based compensation

M-option

Preceding closing of the acquisition of Prospector (Note 3), pursuant to the Plan of Arrangement, each of 18,647 M-Options have been exchanged for an option to purchase one common shares of the Company.

The replacement options have an exercise price of $0.01. The M-option redemption feature was not carried to the replacement option and as a result, the replacement options are classified as equity.

Upon replacement of the award, the fair value of the option of $117,246 was recognised in reserve — stock option and the redeemable stock option liability of $6,102,496 was reversed, resulting in a gain on modification of stock options of $5,985,250 in the interim condensed consolidated statement of loss.

Stock-based compensation related to the BCA

On May 1st, 2023, the Company entered into an agreement with a service provider regarding the BCA described in note 3. The agreement implies, upon the completion of the BCA, a transaction fee payable in exchange of a number of common shares of the Company equivalent to US$700,000. During the first quarter of 2024, a portion ($506,774) of the transaction fee was recognized as transaction costs in the interim condensed Consolidated statement of loss, with a counterparty in Other components of equity.

During the three months ended June 30, 2024, 198,684 common shares were issued in conjunction with this agreement to settle a transaction fee payable. As a result, an amount of $615,057 was reclassified from Other components of equity to Capital Stock and an amount of $329,217 was reclassified from Other components of equity to contributed surplus.

Equity Incentive Plan

Immediately prior to the acquisition of Prospector, the Company adopted an Equity Incentive Plan (the “Plan”) for certain qualified directors, executive officers, employees and consultants. This Plan continues in full force and effect as the Company equity incentive plan following the Company Amalgamation. The number of shares available for issuance under the Plan shall not exceed at any time 5,000,000 shares.

The Plan provide for the grant of unvested Company Common Shares, (i) share options (“options”), (ii) restricted share units (“RSUs”), (iii) deferred share units (“DSUs”) and (iv) performance share units (“PSUs”). Various vesting conditions may apply to each award and may include continued service, performance and/or other conditions.

Following the adoption of the new equity incentive and the grants of the first awards of this Plan, the Company closed off the reserve stock option balance related to the previous equity incentive plan, in the deficit.

(i)     Options

The Company has a stock option plan as part of the incentive plan in which options to purchase common shares are issued to officers and key employees. Under this plan the options will vest between the grant date and March 2028.

Options are expensed over the vesting period. The related compensation expense is included in the stock-based compensation expense.

For the three and nine months ended June 30, 2024, movements in outstanding options were as follow:

	Nine months ended June 30, 2024	Exercise price(1)
	Number of stock options	$
Balance as at September 30, 2023	—	—
Granted	1,438,600	2,84
Balance, as at June 30, 2024	1,438,600	2,84

____________

(1)      Weighted average exercise price

The compensation expense with respect to the Options plan amount to $729,438.

(ii)    RSUs

The Company has an RSU as part of the incentive plan for management and key employees. Under this plan, RSUs will vest between the grant date and March 2028 to employees who are still employed by the Company on the exercise date.

RSUs are expensed on an earned basis. The related compensation expense is included in stock-based compensation expense.

For the three and nine months ended June 30, 2024, movements in outstanding RSUs were as follow:

Nine months ended June 30, 2024
Number of units
Balance, as at September 30, 2023	—
Granted	2,242,805
Forfeited	(76,548)
Exercised	(67,125)
Balance, as at June 30, 2024	2,099,132

The compensation expense with respect to the RSU plan amounts to $1,730,154.

During the three months ended June 30, 2024, 67,125 RSU were exercised and converted into a corresponding number of common shares.

(iii)   PSUs

The Company has a PSU plan as part of the incentive plan for management and key employees. Under this plan, PSUs generally vest over a period of four years to employee who are still employed by the Company on the exercise date.

PSUs are expensed on an earned basis. The related compensation expense is included in stock-based compensation expense.

For the three and nine months ended June 30, 2024, movements in outstanding PSUs were as follow:

Nine months ended June 30, 2024
Number of units
Balance, as at September 30, 2023	—
Granted	733,080
Balance, as at June 30, 2024	733,080

The compensation expense with respect to the PSU plan amounts to $546,741.